Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Schedule of Goodwill
	Subscription and licensing business	Smart music learning business	Music events and performances business	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at January 1, 2023	—	764	—	764
Accumulated impairment loss	—	—	—	—
Cost and net carrying amount at December 31, 2023	—	764	—	764
Accumulated impairment loss	—	(764)	—	(764)
Cost and net carrying amount at December 31, 2024	—	—	—	—